Litigation (Details) (USD $)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	more than $100 billion
Litigation expense	$ 3,600,000,000
Plaintiff Bank of America [Member] | Bear Stearns Hedge Fund Matters [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	in excess of $3 billion
Plaintiff, Trustee for Liquidation of Bernard L. Madoff Securities LLC [Member] | Madoff Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	6,000,000,000
Loss Contingency, Damages Sought, Recoveries, Value	425,000,000
Plaintiff One Insurer Within the Municipal Derivatives Investigation and Litigation [Member] | Municipal Derivatives Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	damages in excess of $400 million
Plaintiff the Other Insurer Within the Municipal Derivatives Investigation and Litigation [Member] | Municipal Derivatives Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value		4,000,000
Plaintiff New York Attorney Generals Office And the Office of Financial Regulation for the State of Florida [Member] | Auction Rate Securities Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Settlement agreements provide for the payment of penalties	25,000,000
Plaintiff, Deutsche Bank National Trust Company [Member] | Washington Mutual Litigations [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value, Minimum	6,000,000,000
Loss Contingency, Damages Sought, Value, Maximum	10,000,000,000
Pending or Threatened Litigation [Member]
Litigation (Numeric) [Abstract]
Estimate of the aggregate range of reasonably possible losses, in excess of reserves established, for its legal proceedings, minimum	0
Loss Contingency Range of Possible Loss	4,500,000,000
Litigation expense (benefit)	1,100,000,000	2,900,000,000
Bear Stearns Hedge Fund Matters [Member]
Litigation (Numeric) [Abstract]
Settlement of derivative action relating to the High Grade Fund	19,000,000
Service Members Civil Relief Act And Housing And Economic Recovery Act Investigations And Litigation [Member]
Litigation (Numeric) [Abstract]
Settlement agreements provide for the payment of penalties	27,000,000
Auction Rate Securities Investigations and Litigation [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	damages totaling more than $200 million
Feeder Funds [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought	exceed $1 billion.
Lehman Brothers Bankruptcy Proceedings [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	8,600,000,000
Loss Contingency, Actions Taken by Defendant	The Firm also filed counterclaims of more than $25 billion in claims against the estate of Lehman's
Settlement agreement, to return alleged LBI customer assets to the LBI Estate	more than $800 million
Putative class actions related to investments in medium term notes	approximately 500 million
Madoff Litigation Related to Fairfield Sentry Limited and Fairfield Sigma Limited [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	140,000,000
Petters Bankruptcy and Related Matters [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	450,000,000
Washington Mutual Litigations, in Connection with Disputed Trust Securities Contribued by WMI to Washiungton Mutual Bank [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	4,000,000,000
Connection With Disputed Deposit Accounts at Washington Mutual Bank and One of Its Subsidiaries [Member]
Litigation (Numeric) [Abstract]
Loss Contingency, Damages Sought, Value	$ 4,000,000,000
Sigma Finance [Member]
Litigation (Numeric) [Abstract]
Putative class actions related to investments in medium term notes	approximately 500 million